30 Equity (Details)	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Number of shares	273,655,375
Percent	10000.00%
Common [Member]
Disclosure of classes of share capital [line items]
Number of shares	145,031,080
Percent	10000.00%
Class "B" Preferred [Member]
Disclosure of classes of share capital [line items]
Number of shares	128,297,153
Percent	10000.00%
Class "A" Preferred [Member]
Disclosure of classes of share capital [line items]
Number of shares	327,142
Percent	10000.00%
State of Parana [Member]
Disclosure of classes of share capital [line items]
Number of shares	85,028,598
Percent	3107.00%
State of Parana [Member] | Common [Member]
Disclosure of classes of share capital [line items]
Number of shares	85,028,598
Percent	5863.00%
BNDES [Member]
Disclosure of classes of share capital [line items]
Number of shares	65,580,781
Percent	2396.00%
BNDES [Member] | Common [Member]
Disclosure of classes of share capital [line items]
Number of shares	38,298,775
Percent	2641.00%
BNDES [Member] | Class "B" Preferred [Member]
Disclosure of classes of share capital [line items]
Number of shares	27,282,006
Percent	2126.00%
Eletrobras [Member]
Disclosure of classes of share capital [line items]
Number of shares	1,530,774
Percent	56.00%
Eletrobras [Member] | Common [Member]
Disclosure of classes of share capital [line items]
Number of shares	1,530,774
Percent	1.06%
Free Float: NYSE [Member]
Disclosure of classes of share capital [line items]
Number of shares	27,289,828
Percent	997.00%
Free Float: NYSE [Member] | Common [Member]
Disclosure of classes of share capital [line items]
Number of shares	108,545
Percent	7.00%
Free Float: NYSE [Member] | Class "B" Preferred [Member]
Disclosure of classes of share capital [line items]
Number of shares	27,181,283
Percent	2119.00%
Free Float: Latibex [Member]
Disclosure of classes of share capital [line items]
Number of shares	170,911
Percent	6.00%
Free Float: Latibex [Member] | Class "B" Preferred [Member]
Disclosure of classes of share capital [line items]
Number of shares	170,911
Percent	13.00%
Other Shareholders [Member]
Disclosure of classes of share capital [line items]
Number of shares	445,926
Percent	16.00%
Other Shareholders [Member] | Common [Member]
Disclosure of classes of share capital [line items]
Number of shares	158,166
Percent	11.00%
Other Shareholders [Member] | Class "B" Preferred [Member]
Disclosure of classes of share capital [line items]
Number of shares	46,727
Percent	4.00%
Other Shareholders [Member] | Class "A" Preferred [Member]
Disclosure of classes of share capital [line items]
Number of shares	241,033
Percent	7368.00%
Free Float: B3 [Member]
Disclosure of classes of share capital [line items]
Number of shares	93,417,367
Percent	3415.00%
Free Float: B3 [Member] | Common [Member]
Disclosure of classes of share capital [line items]
Number of shares	19,727,829
Percent	1360.00%
Free Float: B3 [Member] | Class "B" Preferred [Member]
Disclosure of classes of share capital [line items]
Number of shares	73,612,755
Percent	5738.00%
Free Float: B3 [Member] | Class "A" Preferred [Member]
Disclosure of classes of share capital [line items]
Number of shares	76,783
Percent	2347.00%
City Halls [Member]
Disclosure of classes of share capital [line items]
Number of shares	191,190
Percent	7.00%
City Halls [Member] | Common [Member]
Disclosure of classes of share capital [line items]
Number of shares	178,393
Percent	12.00%
City Halls [Member] | Class "B" Preferred [Member]
Disclosure of classes of share capital [line items]
Number of shares	3,471
City Halls [Member] | Class "A" Preferred [Member]
Disclosure of classes of share capital [line items]
Number of shares	9,326
Percent	285.00%